May 22, 2020
Cambria Shareholder Yield ETF
Cambria Shareholder Yield ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Global Value ETF (GVAL)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated May 22, 2020
to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2019, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of each of the following funds: Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each, a “Fund” and, collectively, the “Funds”). These changes, which are discussed in more detail below, will become effective on June 1, 2020, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, each Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities.

Accordingly, on the Effective Date, each Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation.

In addition, each Fund’s principal investment strategy will be replaced in its entirety as follows:

Cambria Shareholder Yield ETF

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock, issued by U.S.-based publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% in order to seek to ensure its liquidity and investability. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the consumer discretionary sector and had significant exposure to companies in the financial services, industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Also, with respect to each Fund, each reference to Passive Investment Risk, Quantitative Security Selection Risk and Tracking Error Risk as a principal risk will be deleted in its entirety from the Prospectus and replaced by the following principal risks:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

Furthermore, all other references in the Prospectus and SAI to an Index, the Index Provider or a Fund pursuing a passively managed index strategy are updated to reflect each Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

Investment Objective
The Fund seeks income and capital appreciation.
Principal Investment Strategy

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock, issued by U.S.-based publicly listed companies that provide high “shareholder yield.” The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), defines “shareholder yield” as the totality of returns realized by an investor in a company’s stock. For the purposes of this strategy, Cambria calculates a company’s shareholder yield by considering the following characteristics: (i) dividend payments to shareholders, (ii) return of capital in the form of share buybacks, and (iii) paydown of a company’s debt (i.e., reducing a company’s outstanding debt). Cambria believes that, while any one of these measures of a company’s cash flows, in isolation, is inadequate to determine the attractiveness of its equity securities, considered together these measures have the potential to result in the construction of a portfolio of companies with higher potential for income and capital appreciation.

Utilizing its own quantitative model, Cambria selects the top 20% of stocks in the initial universe of U.S.-based, publicly listed companies based on their shareholder yield, as measured by dividend payments and net share buybacks. Cambria considers an issuer to be U.S.-based if it is domiciled, incorporated or has substantial business activity in the United States and the primary equity security of such issuer is listed on a major U.S. stock exchange.

Cambria’s quantitative algorithm then factors in the remaining stocks’ debt paydowns and applies a number of valuation factors. Cambria then selects the top 100 stocks for inclusion in the Fund’s portfolio that exhibit, in the aggregate, the best combination of shareholder yield characteristics and value metrics. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria selects equity securities based only on publicly available data and screens Fund holdings to limit the Fund’s industry concentration to 25% in order to seek to ensure its liquidity and investability. The Fund may invest in securities of companies in any industry. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. As of March 31, 2020, the Fund was concentrated in the consumer discretionary sector and had significant exposure to companies in the financial services, industrial and information technology sectors.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to reconstitute and rebalance the Fund’s holdings to its target allocations at least quarterly.

Principal Risks

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Quantitative Security Selection Risk. Cambria uses quantitative techniques to generate investment decisions and its processes and stock selection, and the Fund may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on the Fund and its shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE